Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Prepaid and other current assets, from related parties		$ 4,983
Accounts payables, to related parties	$ 2,830	$ 453
Common Class A [Member]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	200,000	200,000
Ordinary shares, issued	20,733	19,428
Ordinary shares, outstanding	20,733	19,428
Common Class B [Member]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	97,740	97,740
Ordinary shares, issued	84,290	84,650
Ordinary shares, outstanding	84,290	84,650